UNITED STATES
      	     SECURITIES AND EXCHANGE COMMISSION
	     	          Washington, D.C.  20549

		   	   FORM 13F

	          	       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007

Check here if Amendment [    ];  Amendment Number:
This Amendment  (Check only one.):	[    ]   is a restatement.
					[    ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Minis & Co., Inc.
Address:	115 E. Bay Street
		Savannah, GA  31412

13F File Number:	28-1468

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Russell W. Carpenter
Title:	President
Phone:	912-233-4715
Signature, Place, and Date of Signing:

	Russell W. Carpenter	Savannah, Georgia	 July 26, 2007

Report Type  (Check only one.):

[ X ]		13F HOLDINGS REPORT

[     ] 		13F NOTICE

[     ]		13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

				FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:		0

Form13F Information Table Entry Total:	92

Form13F Information Table Value Total:	269765

List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     7275    83818 SH       SOLE                    68108             15710
AT&T Corp.                     COM              001957505     1241    29907 SH       SOLE                    20112              9795
Allstate Corp.                 COM              020002101     1914    31120 SH       SOLE                    27070              4050
Altria Group Inc               COM              02209s103      425     6056 SH       SOLE                                       6056
American Express Co.           COM              025816109     5866    95888 SH       SOLE                    83968             11920
American Intl. Group           COM              026874107     4606    65765 SH       SOLE                    55575             10190
Ameriprise Financial Inc.      COM              03076c106      811    12765 SH       SOLE                     9610              3155
Amgen Corp.                    COM              031162100     3728    67419 SH       SOLE                    53879             13540
Anadarko Petroleum Corporation COM              032511107      334     6426 SH       SOLE                     6426
Avon Products                  COM              054303102      371    10085 SH       SOLE                     8095              1990
BLDRS Emerging Market 50 Index COM              09348r300     1335    29450 SH       SOLE                    25100              4500
BP PLC Spons ADR               COM              055622104     5449    75532 SH       SOLE                    63820             11713
Bank of America Corp.          COM              060505104     6163   126063 SH       SOLE                   103258             22805
Barclays PLC ADR               COM              06738E204     1597    28624 SH       SOLE                    26299              2325
Bard (C.R.), Inc.              COM              067383109     2351    28450 SH       SOLE                    27225              1225
Baxter International Inc.      COM              071813109      240     4252 SH       SOLE                     3130              1122
Berkshire Hathaway Class B     COM              084670207     4499     1248 SH       SOLE                     1075               173
Best Buy Co., Inc.             COM              086516101     2263    48500 SH       SOLE                    40823              7677
Bristol Myers Squibb Co.       COM              110122108      211     6675 SH       SOLE                     4925              1750
C D W Corporation              COM              12512n105     4374    51479 SH       SOLE                    42979              8500
CVS/Caremark Corporation       COM              126650100     4433   121621 SH       SOLE                   107262             14359
Chevron Corp.                  COM              166764100     6605    78412 SH       SOLE                    61456             16956
Cisco Systems, Inc.            COM              17275r102     4046   145296 SH       SOLE                   134166             11130
Citadel Broadcasting           COM              17285T106       78    12169 SH       SOLE                    10850              1320
Citigroup Inc.                 COM              172967101      974    18987 SH       SOLE                    13304              5683
Coca Cola Co.                  COM              191216100     2876    54978 SH       SOLE                    51203              3775
ConocoPhillips                 COM              20825c104     9584   122092 SH       SOLE                    95875             26217
Constellation Brands           COM              21036p108     4714   194160 SH       SOLE                   161350             32810
Costco Wholesale Corp.         COM              22160k105     5153    88063 SH       SOLE                    70008             18055
Danaher Corporation            COM              235851102     2689    35615 SH       SOLE                    29490              6125
Devon Energy Corporation       COM              25179m103     2602    33235 SH       SOLE                    29275              3960
Disney (Walt) Co.              COM              254687106     5453   159726 SH       SOLE                   142061             17665
Dresser-Rand Group             COM              261608103     1296    32815 SH       SOLE                    26045              6770
DuPont                         COM              263534109     3564    70104 SH       SOLE                    59074             11030
Emerson Electric Co.           COM              291011104     2424    51794 SH       SOLE                    42594              9200
Exxon Mobil Corp.              COM              30231G102     7942    94679 SH       SOLE                    83992             10687
Fiserv Incorporated            COM              337738108     3840    67612 SH       SOLE                    56012             11600
Gannett Co. Inc.               COM              364730101     1099    20005 SH       SOLE                    16455              3550
General Electric Co.           COM              369604103    10426   272368 SH       SOLE                   222495             49873
Goldman Sachs Group            COM              38141g104     1852     8545 SH       SOLE                     7620               925
Goodrich Corporation           COM              382388106     3541    59460 SH       SOLE                    47650             11810
H. J. Heinz Co.                COM              423074103      223     4700 SH       SOLE                     4700
Harrah's Entertainment Inc.    COM              413619107     2421    28400 SH       SOLE                    23850              4550
Hewlett Packard Co             COM              428236103     5791   129795 SH       SOLE                   108835             20960
Home Depot Inc.                COM              437076102     5609   142532 SH       SOLE                    98907             43625
Honeywell Intl Inc.            COM              438516106     2279    40489 SH       SOLE                    38944              1545
Int'l Business Machines Corp.  COM              459200101     2567    24388 SH       SOLE                    20783              3605
Intel Corp.                    COM              458140100     1721    72499 SH       SOLE                    56199             16300
JP Morgan Chase & Co           COM              46625H100      762    15732 SH       SOLE                    14334              1398
Johnson & Johnson              COM              478160104     8892   144303 SH       SOLE                   125807             18496
Kimberly - Clark               COM              494368103      666     9958 SH       SOLE                     3905              6053
Laramide Res Ltd.              COM              51669t101      367    37500 SH       SOLE                                      37500
Lincoln National Corporation   COM              534187109     1454    20488 SH       SOLE                    17940              2548
Lowe's Cos.                    COM              548661107      595    19402 SH       SOLE                    18902               500
Medco Health Solutions         COM              58405u102     7680    98479 SH       SOLE                    84052             14427
Medtronic, Inc.                COM              585055106     3425    66052 SH       SOLE                    54697             11355
Merck & Co. Inc.               COM              589331107     1622    32567 SH       SOLE                    26667              5900
Microsoft Corp.                COM              594918104     2822    95759 SH       SOLE                    83899             11860
Morgan Stanley                 COM              617446448     6958    82953 SH       SOLE                    77249              5704
Motorola Inc.                  COM              620076109     1327    74993 SH       SOLE                    60463             14530
Murphy Oil Corp.               COM              626717102     4485    75450 SH       SOLE                    54550             20900
Mylan Laboratories             COM              628530107      366    20112 SH       SOLE                    19775               337
Novo-Nordisk ADR               COM              670100205     2076    19125 SH       SOLE                    14765              4360
Oracle Corporation             COM              68389X105      214    10875 SH       SOLE                    10875
Pepsico Inc.                   COM              713448108     1636    25222 SH       SOLE                    20922              4300
Pfizer, Inc.                   COM              717081103     3411   133390 SH       SOLE                   120645             12745
Procter & Gamble               COM              742718109     6379   104242 SH       SOLE                    94037             10205
Prudential Financial Inc.      COM              744320102      248     2550 SH       SOLE                     2550
Regions Financial Corp. New    COM              7591EP100     1358    41015 SH       SOLE                    30200             10815
Schering-Plough                COM              806605101      636    20883 SH       SOLE                    17183              3700
Schlumberger Ltd.              COM              806857108     4372    51470 SH       SOLE                    47795              3675
Scotts Miracle-Gro Co.         COM              810186106     3769    87766 SH       SOLE                    76215             11551
Standard & Poor's Dep. Rcpts.  COM              78462f103      350     2325 SH       SOLE                     2325
Stryker Corp.                  COM              863667101     3811    60408 SH       SOLE                    52623              7785
SunTrust Banks Inc.            COM              867914103     1587    18515 SH       SOLE                    13140              5375
TJX Companies Inc              COM              872540109     5897   214447 SH       SOLE                   176047             38400
Tim Hortons Inc                COM              88706M103     1899    61753 SH       SOLE                    49333             12420
Time Warner Inc.               COM              887317105      793    37690 SH       SOLE                    29925              7765
Tocqueville Tr Gold Fund       COM              888894862      633    12140 SH       SOLE                                      12140
U. S. Bancorp                  COM              902973304     3423   103885 SH       SOLE                   100005              3880
UTI Worldwide Inc.             COM              g87210103      605    22585 SH       SOLE                    17405              5180
Union Pacific Corp.            COM              907818108      533     4625 SH       SOLE                     4190               435
United Parcel Service Cl B     COM              911312106     4977    68181 SH       SOLE                    55008             13173
United Technologies Corp.      COM              913017109     5787    81588 SH       SOLE                    73943              7645
Verizon Communications         COM              92343v104      383     9296 SH       SOLE                     7963              1333
Wachovia Corporation           COM              929903102     2572    50183 SH       SOLE                    37974             12209
Wal-Mart Stores                COM              931142103      971    20184 SH       SOLE                    17484              2700
Walgreen Co.                   COM              931422109     1490    34230 SH       SOLE                    26480              7750
WellPoint Inc.                 COM              94973v107     3413    42750 SH       SOLE                    40125              2625
Wells Fargo & Co.              COM              949746101     1608    45734 SH       SOLE                    41040              4694
Wendy's Intl                   COM              950590109     1628    44300 SH       SOLE                    35125              9175
Wyeth                          COM              983024100     1026    17892 SH       SOLE                    14792              3100